Fair value measurement of financial instruments - Disclosure of cash concentration (Details) - Level 3 - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Chinese Mainland | Chinese Mainland
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	¥ 569,601	¥ 503,800
USD denominated [Member] | Chinese Mainland
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	1,288,818	1,816,218
USD denominated [Member] | Hong Kong
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	11,621	11,671
USD denominated [Member] | U.S.
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	122,292	462,786
USD denominated [Member] | Singapore
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	3,828,715	3,767,075
USD denominated [Member] | Middle East
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	8,261	10,561
AED denominated [Member] | Middle East
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	850	3,198
EUR denominated [Member] | Chinese Mainland
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	317	1,129
EUR denominated [Member] | Middle East
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	0	186
EUR denominated [Member] | Germany
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	89	0
SGD denominated [Member] | Singapore
Disclosure Of Cash Concentration [Line Items]
Cash, cash equivalents, restricted cash, time deposits and financial assets at FVTPL	¥ 8,054	¥ 11,453